United States
                Securities and Exchange Commission
                       Washington, D.C. 20549
                              Form 13F

                          Form 13F COVER PAGE
Report for calendar quarter ended:  September 30, 2000

Check here if amended [  ]; Amendment Number:______________

Name of Institutional Investment Manager Filing this Report:
Name:     Johnston-Lemon Group Inc.
Address:  1101 Vermont Avenue, NW
          Washington, DC 20005
Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.
Person Siging this Report on Behalf of Reporting Manager:
Name:  Kenneth I. Miller
Title: Chief Financial Officer
Phone: (202)842-5618

/s/ Kenneth I. Miller Washington, DC   November 9, 2000
______________________  ___________________________ _________________
(Signature)   (City, State)   (Date)

Report Type (Check only one.):
[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report,
and
all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
        13F File Number Name
        28-____________ ______________________________________________________
        [Repeat as necessary.]

                      FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      _____None_____
Form 13F Information Table Entry Total: _____74_______
Form 13F Information Table Value Total: $_90,763_______
                                          (thousands)

COUMN 1 & COLUMN 2              COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6    COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS   CUSIP    VALUE    SHARES or         INVESTMENT  OTHER
                                         (X$1000) PRINCIPAL AMOUNT  DISCRETION  MANGERS  SOLE     SHARED  NONE

AT&T Corp                       001957109      527          17946SH        SOLE                            17946
Abbott Labs                     002824100      806          16950SH        SOLE                            16950
Alltel Corp                     020039103      309           5925SH        SOLE                             5925
America Online Inc DEL          02364J104      880          16200SH        SOLE                            16200
American Express                025816109      609          10020SH        SOLE                            10020
American General Corp           026351106      410           5250SH        SOLE                             5250
American International Group Inc026874107      715           7474SH        SOLE                             7474
American Tower Corp Cl A        029912201     2342          63500SH        SOLE                            63500
Amgen Inc                       031162100      225           3227SH        SOLE                             3227
Analog Devices Inc              032654905      277           3350SH        SOLE                             3350
Automatic Data Processing Inc   053015103      452           6754SH        SOLE                             6754
Bank of America Corporation     060505104     2688          49950SH        SOLE                            49950
Becton Dickinson & Co           075887109      455          17200SH        SOLE                            17200
Bellsouth Corp                  079860102      499          12388SH        SOLE                            12388
Black & Decker Corp             091797900      347          10000SH        SOLE                            10000
BMC Software Inc                055921100      182           9550SH        SOLE                             9550
Broadvision Inc                 111412102      278          10000SH        SOLE                            10000
Capital One Finl Corp           14040H905     6675          93450SH        SOLE                            93450
Chase Manhattan Corp New        16161A108      801          17335SH        SOLE                            17335
Ciena Corp                      171779101     2600          20000SH        SOLE                            20000
Circuit City Stores Inc Circt Ci172737108      908          40000SH        SOLE                            40000
Cisco Sys Inc                   17275R102     1141          20652SH        SOLE                            20652
Citigroup Inc                   172967101     1358          25111SH        SOLE                            25111
Corning Inc                     219350105      446           1500SH        SOLE                             1500
Conagra Inc                     205887102      321          16000SH        SOLE                            16000
Corvis Corp                     221009103      743          12000SH        SOLE                            12000
Danaher Corp Del                235851102     2506          50000SH        SOLE                            50000
Duke Energy Corp                264399106      386           4500SH        SOLE                             4500
DuPont E I de Nemours & Co      263534109      315           7600SH        SOLE                             7600
Ecolab Inc                      278865100      333           9250SH        SOLE                             9250
EMC Corp Mass                   268648102     1077          10860SH        SOLE                            10860
Emerson Elec Co                 291011104     1260          18800SH        SOLE                            18800
Enron Corp                      293561106      412           4700SH        SOLE                             4700
Exxon Mobil Corp                30231G102     1491          16732SH        SOLE                            16732
Federal Home Ln Mtg Corp        313400301     9486         175270SH        SOLE                           175270
Federal Natl Mtg Assn           313586109     9244         130185SH        SOLE                           130185
First Un Corp                   337358105     2369          72600SH        SOLE                            72600
Ford Mtr Co Del                 345370100      191           7546SH        SOLE                             7546
Gannett Inc                     364730101      370           6980SH        SOLE                             6980
General Elec Co                 369604103     2221          38497SH        SOLE                            38497
Hewlett Packard Co              428236103      796           8205SH        SOLE                             8205
Illinois Tool Wks Inc           452308109      553           9900SH        SOLE                             9900
Intel Corp                      458140100     1346          32414SH        SOLE                            32414
International Business Machs    459200101      434           3855SH        SOLE                             3855
Johnson & Johnson               478160104     1238          13174SH        SOLE                             1238
Kaneb Services Inc              484170105       23           5000SH        SOLE                             5000
Lucent Technologies Inc         549463107      329          10757SH        SOLE                            10757
MCDonalds Corp                  580135101      281           9310SH        SOLE                             9310
Medtronic Inc                   585055106      277           5340SH        SOLE                             5340
Merck & Co Inc                  589331107      940          12621SH        SOLE                            12621
Microsoft Corp                  594918104      744          12330SH        SOLE                            12330
Morgan Stanley Dean Witter&Co.  617446448      400           4800SH        SOLE                             4800
Omnicom Group Inc               681919106      589           4700SH        SOLE                             4700
Oracle Corp                     68389X105      600           7624SH        SOLE                             7624
PE Corp Celera Gen Grp          69332S201     3960          40000SH        SOLE                            40000
Pfizer Inc                      717081903      836          18600SH        SOLE                            18600
Primus Telecommunications Grp   741929103      393          40000SH        SOLE                            40000
Provident Bankshares Corp       743859100      987          58506SH        SOLE                            58506
Qwest Communications Intl Inc   749121109     3358          69966SH        SOLE                            69966
Reliant Energy                  75952J108      451           9700SH        SOLE                             9700
SBC Communications Inc          78387G103      664          13283SH        SOLE                            13283
Sun Microsystems Inc            866810104     1680          14279SH        SOLE                            14279
Suntrust Bks Inc                867914103     3767          74423SH        SOLE                            74423
Sysco Corp                      871829107      324           7000SH        SOLE                             7000
Target Corp                     87612E106      284          11100SH        SOLE                            11100
Texas Instrs Inc                882508104      219           4639SH        SOLE                             4639
Tyco Intl Ltd New               902124106      250           4810SH        SOLE                             4810
United Bankshares Inc West VA   909907107      104           5285SH        SOLE                             5285
United Technologies Corp        913017109      350           5050SH        SOLE                             5050
Wal Mart Stores Inc             931142103      227           4722SH        SOLE                             4722
Washington Post Co              939640108     5193          10000SH        SOLE                            10000
Wells Fargo & Co New            949746101      233           5063SH        SOLE                             5063
Worldcom Inc GA new             8157D106       183           6020SH        SOLE                             6020
Xerox Corp                      984121903       95           6300SH        SOLE                             6300